10-Q Financial Instruments - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	$ 14,317	$ 7,962
Total marketable securities measured at fair value	112,076	30,654
Preferred stock warrants liability	0	871	$ 994
Total liabilities measured at fair value	0	871	994
Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	61,423	18,751
U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	27,579	9,925
U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	18,653	1,978
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	4,421
Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	14,317	7,962
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	14,317	7,962
Total marketable securities measured at fair value	18,653	1,978
Preferred stock warrants liability		0	0
Total liabilities measured at fair value		0	0
Level 1 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0	0
Level 1 | U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0	0
Level 1 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	18,653	1,978
Level 1 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	14,317	7,962
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	0	0
Total marketable securities measured at fair value	93,423	28,676
Preferred stock warrants liability		0	0
Total liabilities measured at fair value		0	0
Level 2 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	61,423	18,751
Level 2 | U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	27,579	9,925
Level 2 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0	0
Level 2 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	4,421
Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	0	0
Total marketable securities measured at fair value	0	0
Preferred stock warrants liability		871	994
Total liabilities measured at fair value		871	$ 994
Level 3 | Commercial paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0	0
Level 3 | U.S. government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0	0
Level 3 | U.S. treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0	0
Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total marketable securities measured at fair value	0
Level 3 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total cash equivalents measured at fair value	$ 0	$ 0